SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

SEI Enhanced U.S. Large Cap Quality Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.9%

Communication Services — 6.4%
Alphabet, Cl A *	6,033	$533
Alphabet, Cl C *	307	27
Electronic Arts	1,189	145
Meta Platforms, Cl A *	55	6
World Wrestling Entertainment, Cl A	702	48

		759
Consumer Discretionary — 16.3%
Amazon.com *	303	25
AutoZone *	16	40
Booking Holdings *	147	296
Domino's Pizza	581	201
Grand Canyon Education *	605	64
H&R Block	1,034	38
McDonald's	210	55
NVR *	49	226
O'Reilly Automotive *	476	402
Ulta Beauty *	619	290
Yum! Brands	2,342	300

		1,937
Consumer Staples — 11.0%
Altria Group	6,045	276
Coca-Cola	4,834	307
Colgate-Palmolive	1,100	87
Monster Beverage *	1,633	166
Philip Morris International	3,663	371
Procter & Gamble	685	104

		1,311
Financials — 6.1%
American Express	132	20
FactSet Research Systems	602	242
Moody's	741	206
MSCI, Cl A	553	257

		725
Health Care — 21.4%
Amgen	355	93
Bristol-Myers Squibb	3,017	217
Hologic *	3,597	269
Incyte *	2,981	239
Johnson & Johnson	2,592	458
Merck	3,443	382
Pfizer	4,522	232
Regeneron Pharmaceuticals *	386	279
Vertex Pharmaceuticals *	1,307	377

		2,546
Industrials — 6.5%
Expeditors International of Washington	2,661	277
Landstar System	571	93
Robert Half International	1,734	128

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
United Parcel Service, Cl B	1,594	$277

		775
Information Technology — 31.4%
Adobe *	412	139
Apple	6,720	873
Broadcom	376	210
Cadence Design Systems *	1,813	291
Cisco Systems	1,050	50
Dolby Laboratories, Cl A	1,035	73
Dropbox, Cl A *	4,850	108
Keysight Technologies *	1,695	290
Manhattan Associates *	1,011	123
Mastercard, Cl A	129	45
Microsoft	3,450	827
Pure Storage, Cl A *	2,020	54
QUALCOMM	159	18
Texas Instruments	1,833	303
VeriSign *	1,424	293
Visa, Cl A	216	45

		3,742
Materials — 0.8%
Louisiana-Pacific	1,625	96

Total Common Stock
(Cost $11,781) ($ Thousands)		11,891

Total Investments in Securities — 99.9%
(Cost $11,781) ($ Thousands)		$11,891

Percentages are based on Net Assets of $11,906 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual report.

SEI Exchange Traded Funds / Quarterly Report /December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

SEI Enhanced U.S. Large Cap Momentum Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.5%

Communication Services — 2.3%
Alphabet, Cl C *	1,117	$99
Interpublic Group of	10,568	352

		451
Consumer Discretionary — 10.1%
Amazon.com *	340	29
AutoZone *	210	518
Genuine Parts	2,490	432
H&R Block	4,505	165
Lowe's	702	140
Lululemon Athletica *	559	179
O'Reilly Automotive *	536	452
Ulta Beauty *	241	113

		2,028
Consumer Staples — 11.8%
Archer-Daniels-Midland	4,980	462
BJ's Wholesale Club Holdings *	3,800	252
Costco Wholesale	108	49
General Mills	5,398	453
Grocery Outlet Holding *	651	19
Hershey	2,324	538
Kroger	8,145	363
Lamb Weston Holdings	2,507	224

		2,360
Energy — 10.2%
Chevron	2,127	382
ConocoPhillips	2,642	312
Devon Energy	7,396	455
Halliburton	1,581	62
Marathon Oil	11,213	303
Schlumberger	8,966	479
Valero Energy	400	51

		2,044
Financials — 6.6%
American Financial Group	1,329	182
Blackstone	2,855	212
Chubb	59	13
FactSet Research Systems	567	228
Raymond James Financial	1,473	157
Unum Group	2,321	95
W R Berkley	5,812	422

		1,309
Health Care — 14.2%
AbbVie	1,440	233
Acadia Healthcare *	1,264	104
Gilead Sciences	5,435	467
Humana	854	437
IQVIA Holdings *	1,876	384
McKesson	1,209	453

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Merck	1,442	$160
Pfizer	4,074	209
Thermo Fisher Scientific	693	382

		2,829
Industrials — 6.8%
Carlisle	1,441	340
Clean Harbors *	1,440	164
Hubbell, Cl B	789	185
Republic Services, Cl A	3,045	393
WillScot Mobile Mini Holdings *	6,143	277

		1,359
Information Technology — 27.4%
Allegro MicroSystems *	1,068	32
Apple	10,217	1,327
Arista Networks *	3,622	439
Automatic Data Processing	1,926	460
Datadog, Cl A *	1,029	76
Enphase Energy *	820	217
Jabil	2,252	154
Juniper Networks	570	18
Keysight Technologies *	1,226	210
Manhattan Associates *	1,779	216
Microsoft	2,655	637
Monolithic Power Systems	511	181
ON Semiconductor *	9,161	571
Palo Alto Networks *	1,138	159
Paychex	1,505	174
Paylocity Holding *	1,122	218
Pure Storage, Cl A *	7,682	206
WEX *	1,236	202

		5,497
Materials — 3.2%
Albemarle	501	109
CF Industries Holdings	2,977	253
Chemours	3,034	93
Graphic Packaging Holding	7,946	177
Reliance Steel & Aluminum	48	10

		642
Real Estate — 3.6%
Extra Space Storage ‡	1,891	278
Host Hotels & Resorts ‡	19,843	319
Public Storage ‡	467	131

		728
Utilities — 3.3%
National Fuel Gas	2,423	153
NextEra Energy	5,956	498

		651

SEI Exchange Traded Funds / Quarterly Report /December 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Total Common Stock
(Cost $19,940) ($ Thousands)		$19,898

Total Investments in Securities — 99.5%
(Cost $19,940) ($ Thousands)		$19,898

Percentages are based on Net Assets of $19,989 ($ Thousands).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual report.

SEI Exchange Traded Funds / Quarterly Report /December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

SEI Enhanced U.S. Large Cap Value Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.7%

Communication Services — 8.6%
Alphabet, Cl C *	2,283	$202
Altice USA, Cl A *	5,408	25
AT&T	25,123	463
Comcast, Cl A	2,251	79
Lumen Technologies	27,185	142
Meta Platforms, Cl A *	1,652	199
Omnicom Group	1,182	96
Verizon Communications	10,514	414

		1,620
Consumer Discretionary — 11.0%
Amazon.com *	385	33
Bath & Body Works	5,850	247
eBay	3,058	127
Ford Motor	11,108	129
General Motors	2,631	89
H&R Block	4,498	164
Lennar, Cl A	5,064	458
Lennar, Cl B	379	28
Macy's	6,890	142
Mohawk Industries *	508	52
Nordstrom	2,947	48
PulteGroup	6,468	294
PVH	1,881	133
Toll Brothers	2,851	142

		2,086
Consumer Staples — 7.4%
Albertsons, Cl A	4,385	91
Altria Group	6,131	280
Kraft Heinz	648	26
Kroger	11,002	491
Pilgrim's Pride *	1,215	29
Tyson Foods, Cl A	5,163	321
Walgreens Boots Alliance	2,081	78
Walmart	516	73

		1,389
Energy — 4.2%
APA	7,934	370
Chesapeake Energy	1,820	172
EQT	1,263	43
Ovintiv	2,491	126
PDC Energy	285	18
Valero Energy	481	61

		790
Financials — 12.2%
Affiliated Managers Group	1,040	165
AGNC Investment ‡	13,644	141
American International Group	7,000	443
Brighthouse Financial *	1,869	96

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Capital One Financial	2,958	$275
Citigroup	1,795	81
Janus Henderson Group	1,972	46
Jefferies Financial Group	5,332	183
New York Community Bancorp	11,857	102
OneMain Holdings, Cl A	464	15
Popular	1,965	130
Prudential Financial	348	35
RenaissanceRe Holdings	205	38
Synchrony Financial	11,426	375
Zions Bancorp	3,795	187

		2,312
Health Care — 21.5%
AbbVie	636	103
Bristol-Myers Squibb	3,496	252
Cardinal Health	7,174	551
Cigna	606	201
CVS Health	5,705	531
DaVita *	1,025	77
Gilead Sciences	6,046	519
Laboratory Corp of America Holdings	1,594	375
McKesson	1,557	584
Organon	6,126	171
Pfizer	292	15
Quest Diagnostics	2,314	362
Viatris, Cl W *	28,472	317

		4,058
Industrials — 3.6%
Allison Transmission Holdings	2,798	116
Avis Budget Group *	273	45
Copa Holdings, Cl A *	756	63
ManpowerGroup	298	25
Owens Corning	2,469	211
Ryder System	1,359	113
Schneider National, Cl B	1,403	33
Science Applications International	774	86

		692
Information Technology — 21.6%
Amdocs *	136	12
Apple	5,060	657
Arrow Electronics *	1,818	190
Avnet	2,405	100
Cognizant Technology Solutions, Cl A	909	52
Dell Technologies, Cl C	4,341	175
DXC Technology *	6,032	160
Gen Digital	4,526	97
Hewlett Packard Enterprise	22,473	359
HP	15,357	413
Intel	5,948	157
Jabil	3,763	257
Micron Technology	5,309	265

SEI Exchange Traded Funds / Quarterly Report / December 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Microsoft	2,370	$568
Oracle	3,543	290
TD SYNNEX	1,090	103
Teradata *	2,683	90
Western Union	10,601	146

		4,091
Materials — 7.2%
Berry Global Group	2,093	127
Dow	1,235	62
Huntsman	1,460	40
International Paper	6,044	209
Louisiana-Pacific	1,929	114
LyondellBasell Industries, Cl A	3,022	251
Mosaic	572	25
Nucor	382	50
Olin	3,522	187
Steel Dynamics	1,191	116
United States Steel	6,982	175

		1,356
Utilities — 2.4%
NRG Energy	6,566	209
PG&E *	13,678	222
PPL	632	19

		450
Total Common Stock
(Cost $19,275) ($ Thousands)		18,844

Total Investments in Securities — 99.7%
(Cost $19,275) ($ Thousands)		$18,844

Percentages are based on Net Assets of $18,905 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual report.

SEI Exchange Traded Funds / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

SEI Enhanced Low Volatility U.S. Large Cap ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.8%

Communication Services — 12.7%
Alphabet, Cl C *	2,845	$252
AT&T	16,396	302
Comcast, Cl A	5,622	197
Fox	246	7
Interpublic Group of	5,448	181
Omnicom Group	2,963	242
T-Mobile US *	206	29
Verizon Communications	7,284	287

		1,497
Consumer Discretionary — 3.1%
Amazon.com *	210	18
AutoZone *	23	57
Genuine Parts	339	59
Grand Canyon Education *	410	43
H&R Block	1,504	55
McDonald's	158	41
Service International	1,376	95

		368
Consumer Staples — 12.2%
Costco Wholesale	75	34
General Mills	3,004	252
Hershey	306	71
J M Smucker	1,456	231
Philip Morris International	2,396	242
Procter & Gamble	2,102	319
Walmart	2,042	289

		1,438
Energy — 3.6%
Chevron	1,901	341
Kinder Morgan	4,770	87

		428
Financials — 7.2%
Allstate	728	99
American Financial Group	188	26
Berkshire Hathaway, Cl B *	501	155
Chubb	817	180
Loews	418	24
Marsh & McLennan	155	26
Travelers	536	100
W R Berkley	3,358	244

		854
Health Care — 19.6%
Bristol-Myers Squibb	3,241	233
Cardinal Health	1,365	105
CVS Health	2,989	278
Gilead Sciences	2,937	252
Johnson & Johnson	2,246	397
McKesson	620	233

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Merck	3,459	$384
Pfizer	7,306	374
Quest Diagnostics	320	50

		2,306
Industrials — 9.5%
3M	255	31
Expeditors International of Washington	1,833	191
Northrop Grumman	646	352
Republic Services, Cl A	1,833	236
Robert Half International	641	47
Snap-on	135	31
United Parcel Service, Cl B	196	34
Waste Management	1,234	194

		1,116
Information Technology — 22.1%
Accenture, Cl A	943	252
Amdocs *	1,963	179
Amphenol, Cl A	476	36
Apple	2,796	363
Arrow Electronics *	1,000	105
Avnet	1,352	56
Cisco Systems	6,025	287
Dolby Laboratories, Cl A	421	30
HP	2,474	66
Jabil	1,975	135
Jack Henry & Associates	69	12
Juniper Networks	3,444	110
Microsoft	1,564	375
Oracle	3,546	290
Roper Technologies	586	253
TD SYNNEX	538	51
Texas Instruments	57	9

		2,609
Materials — 1.8%
Dow	1,047	53
Reliance Steel & Aluminum	613	124
Silgan Holdings	589	30

		207
Utilities — 8.0%
Atmos Energy	447	50
CMS Energy	128	8
Consolidated Edison	2,882	275
Dominion Energy	846	52
DTE Energy	392	46
Duke Energy	2,439	251
Hawaiian Electric Industries	1,528	64
National Fuel Gas	1,331	84
UGI	2,968	110

		940

SEI Exchange Traded Funds / Quarterly Report /December 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Total Common Stock
(Cost $11,613) ($ Thousands)		$11,763

Total Investments in Securities — 99.8%
(Cost $11,613) ($ Thousands)		$11,763

Percentages are based on Net Assets of $11,782 ($ Thousands).
*	Non-income producing security.

Cl — Class

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual report.

SEI Exchange Traded Funds / Quarterly Report /December 31, 2022